Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Summary of Fair value of Financial Instruments	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2025, and December 31, 2024:

	December 31, 2025		December 31, 2024
	Level 1	Level 2	Level 1	Level 2
Financial instruments (current asset)	157	222	40	1,328
Financial instruments (non-current asset)	17,444	5,865	16,461	16,907
Financial instruments (current liability)	476	891	320	8
Financial instruments (non-current liability)	—	6,651	—	4,625

Summary of Fair Value of Company's Publicly Traded Debt	The fair value of the Company’s publicly traded debt is based on quoted market prices as of December 31, 2025 and December 31, 2024, which is considered to be level 1 in the fair value hierarchy.

	December 31, 2025		December 31, 2024
Carrying value	Ps.	147,666	Ps.	148,204
Fair value		137,836		132,174

Summary of Disclosure of Outstanding Interest Rate Swap Agreements
As of December 31, 2025, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2027	Ps.	2,278	Ps.	(29)	Ps.	—
2032		8,983		(1,200)		—
As of December 31, 2024, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	2,339	Ps.	—	Ps.	1
2032		10,134		(1,784)		—

Summary of Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
As of December 31, 2025, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2026	Ps.	10,533	Ps.	(653)	Ps.	34

As of December 31, 2024, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	8,052	Ps.	(138)	Ps.	560

Summary of Disclosure of Outstanding Cross Currency Swap Agreements
As of December 31, 2025, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2026	Ps.	7,217	Ps.	(218)	Ps.	53
2027		11,913		(1,111)		130
2028		8,705		(149)		387
2029		1,327		(12)		370
2030		19,526		(550)		1,505
2032		3,683		(30)		30
2033		4,722		—		296
2035		11,797		(3,507)		—
2043		5,398		—		2,029
2050		3,471		—		1,118

As of December 31, 2024, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	4,483	Ps.	—	Ps.	679
2026		7,243		(1)		547
2027		19,300		(137)		836
2028		6,819		(211)		—
2029		2,182		—		615
2030		26,086		(68)		3,166
2033		263		(31)		—
2035		10,000		(2,248)		—
2043		12,492		—		3,588
2050		3,471		—		1,714

Summary of Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2025, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2026	Ps.	2,085	Ps.	(404)	Ps.	—
2027		1,672		(63)		—
As of December 31, 2024, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	3,108	Ps.	(183)	Ps.	6
2026		2,214		(118)		—
2027		440		(27)		—

As of December 31, 2025, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2025	December 31, 2025
2026	Ps.	1,619	Ps. (9)	Ps.	156

As of December 31, 2024, Coca-Cola FEMSA had the following aluminum price contracts:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2024	December 31, 2024
2025	Ps.	828	Ps. (2)	Ps.	33

As of December 31, 2025, the Company had no outstanding diesel price contracts.
As of December 31, 2024, the Company had the following diesel price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2024		December 31, 2025
2025	Ps.	22	Ps.	—	Ps.	—

As of December 31, 2025, the Company had no outstanding PX + MEG price contracts.
As of December 31, 2024, the Company had the following PX + MEG price contracts:

	Notional	Fair Value Liability	Fair Value Asset
Maturity Date	Amount	December 31, 2024	December 31, 2025
2025	72	(5)	—
As of December 31, 2025, the Company had the following outstanding option agreements to purchase foreign currency:

	Notional		Liability		Asset
Maturity Date	Amount		December 31, 2025		December 31, 2025
2026	Ps.	1,377	Ps.	(83)	Ps.	136

As of December 31, 2024, the Company had the following outstanding option agreements to purchase foreign currency:

	Notional		Liability		Asset
Maturity Date	Amount		December 31, 2024		December 31, 2024
2025	Ps.	3,701	Ps.	(24)	Ps.	248

Summary of Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

	Impact in Consolidated
	Income Statement	December 31, 2025		December 31, 2024		December 31, 2023
Cross-currency swaps (1)	Interest expense	Ps.	—	Ps.	—	Ps.	(392)
Cross-currency swaps (1)	Foreign exchange		—		—		(747)
Swap Locks	Interest expense		14		—		—
Forward agreements to purchase foreign currency	Foreign exchange		2		(3)		180
Commodity price contracts	Cost of goods sold		231		(15)		430
Options to purchase foreign currency	Cost of goods sold		305		39		—
Forward agreements to purchase foreign currency	Cost of goods sold		406		136		(1,834)

(1)This amount corresponds to the settlement of cross-currency swaps portfolio in Brazil presented as part of the other financial activities.

Summary of Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

	Impact in Consolidated
Type of Derivatives	Income Statement	December 31, 2025		December 31, 2024		December 31, 2023
Cross currency swaps and interest rate swaps	Market value gain (loss) on financial instruments	Ps.	185	Ps.	938	Ps.	141

Summary of Disclosure of Sensitivity Analysis of Market Risks Management
The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2025
FEMSA (1)	+9% MXN/USD	Ps.	—
	‑9% MXN/USD		—
	+5% CHF/EUR		85
	‑5% CHF/EUR		(85)
Coca-Cola FEMSA	+9% MXN/USD		565
	‑9% MXN/USD		(565)
	+10% BRL/USD		194
	‑10% BRL/USD		(194)
	+11% COP/USD		91
	‑11% COP/USD		(91)
	+25% ARS/USD		40
	‑25% ARS/USD		(40)
	+6% UYU/USD		25
	‑6% UYU/USD		(25)
	+3% CRC/USD		10
	-3% CRC/USD		(10)

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity

2024
FEMSA (1)	+13% MXN/USD	Ps.	15
	‑13% MXN/USD		(15)
	+5% CHF/EUR		125
	‑5% CHF/EUR		(125)
	+7% CHF/USD		7
	‑7% CHF/USD		(7)
Coca-Cola FEMSA	+13% MXN/USD		183
	‑13% MXN/USD		(183)
	+13% BRL/USD		50
	‑13% BRL/USD		(50)
	+11% COP/USD		34
	‑11% COP/USD		(34)
	+2% ARS/USD		11
	‑2% ARS/USD		(11)
	+5% UYU/USD		13
	‑5% UYU/USD		(13)
	+5% CRC/USD		14
	-5% CRC/USD		(14)

2023
FEMSA (1)	+11% MXN/USD	Ps.	9
	‑11% MXN/USD		(9)
	+7% CHF/EUR		78
	‑7% CHF/EUR		(78)
	+7% EUR/USD		(6)
	‑7% EUR/USD		6
Coca-Cola FEMSA	+11% MXN/USD		465
	‑11% MXN/USD		(465)
	+12% BRL/USD		521
	‑12% BRL/USD		(521)
	+16% COP/USD		225
	‑16% COP/USD		(225)
	+120% ARS/USD		685
	‑120% ARS/USD		(685)
	+5% UYU/USD		20
	‑5% UYU/USD		(20)
	+7% CRC/USD		15
	-7% CRC/USD		(15)

(1)Does not include Coca-Cola FEMSA

	Change in
Cross Currency Swaps (1)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2025
FEMSA (2)	+9% MXN/USD	Ps.	—	Ps.	1,443
	‑9% MXN/USD		—		(1,443)

	+10% BRL/USD		—		227
	‑10% BRL/USD		—		(227)
	+5% PEN/USD		—		22
	‑5% PEN/USD		—		(22)
	+11% COP/USD		—		506
	‑11% COP/USD		—		(506)
	+11% CLP/USD		—		602
	‑11% CLP/USD		—		(602)
	+8% EUR/USD		—		848
	‑8% EUR/USD		—		(848)
Coca-Cola FEMSA	+9% MXN/USD		1,758		—
	‑9% MXN/USD		(1,758)		—
	+10% BRL/USD		1,209		—
	‑10% BRL/USD		(1,209)		—

2024
FEMSA (2)	+13% MXN/USD	Ps.	—	Ps.	2,424
	‑13% MXN/USD		—		(2,424)
	+13% BRL/USD		—		163
	‑13% BRL/USD		—		(163)
	+6% PEN/USD		—		16
	‑6% PEN/USD		—		(16)
	+11% COP/USD		—		434
	‑11% COP/USD		—		(434)
	+12% CLP/USD		—		709
	‑12% CLP/USD		—		(709)
Coca-Cola FEMSA	+13% MXN/USD		1,863		—
	‑13% MXN/USD		(1,863)		—
	+13% BRL/USD		2,187		—
	‑13% BRL/USD		(2,187)		—

2023
FEMSA (2)	+14% CLP/USD	Ps.	—	Ps.	678
	‑14% CLP/USD		—		(678)
	+11% MXN/USD		—		1,796
	‑11% MXN/USD		—		(1,796)
	+16% COP/USD		—		425
	‑16% COP/USD		—		(425)
	+12% BRL/USD		—		34
	‑12% BRL/USD		—		(34)
	+8% EUR/USD		—		742
	‑8% EUR/USD		—		(742)
Coca-Cola FEMSA	+11% MXN/USD		1,314		—
	‑11% MXN/USD		(1,314)		—
	+12% BRL/USD		1,683		—
	‑12% BRL/USD		(1,683)		—

(1)Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(2)Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency (2)	Exchange Rate	Effect on Profit or Loss
2025
FEMSA (1)	+13% EUR/ +13 % USD	Ps.	4,880
	‑13% EUR/ -13 % USD		(4,880)
Coca-Cola FEMSA	+13% USD		—
	‑13% USD		—

2024
FEMSA (1)	+13% EUR/ +13 % USD	Ps.	14,855
	‑13% EUR/ -13 % USD		(14,855)
Coca-Cola FEMSA	+13% USD		1,397
	‑13% USD		(1,397)

2023
FEMSA (1)	+11% EUR/ +11 % USD	Ps.	14,617
	‑11% EUR/ -11 % USD		(14,617)
Coca-Cola FEMSA	+11% USD		1,797
	‑11% USD		(1,797)

(1)Does not include Coca-Cola FEMSA.
(2)Differential for the variation in total cash at the exchange rate as of December 31, 2024 and exchange rate sensitivity.

	Change in
Commodity Price Contracts	U.S.$ Rate	Effect on Equity
2025
Coca-Cola FEMSA	Sugar -25%	Ps.	(809)
	Aluminum -16%	Ps.	(248)

2024
Coca-Cola FEMSA	Sugar -29%	Ps.	(1,578)
	Aluminum -22%	Ps.	(189)

2023
Coca-Cola FEMSA	Sugar -29%	Ps.	(765)
	Aluminum -22%	Ps.	(2,812)

	Change in
Options to purchase foreign currency (MXN to USD)	U.S.$ Rate	Effect on Equity
2025
Coca-Cola FEMSA	(9)%	Ps.	(168)
2024
Coca-Cola FEMSA	(13)%	Ps.	(136)
2023
Coca-Cola FEMSA	0%	Ps.	—

	Change in
Options to purchase foreign currency (BRL to USD)	U.S.$ Rate	Effect on Equity
2025
Coca-Cola FEMSA	0%	Ps.	—
2024
Coca-Cola FEMSA	(13)%	Ps.	(119)
2023
Coca-Cola FEMSA	—%	Ps.	—

	Change in
Options to purchase foreign currency (COP to USD)	U.S.$ Rate	Effect on Equity
2024
Coca-Cola FEMSA	(11)%	Ps.	(7)
2023
Coca-Cola FEMSA	(11)%	Ps.	(54)
2022
Coca-Cola FEMSA	—%	Ps.	—

Summary of Sensitivity Analysis of Interest Rate Risks Management
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2025
FEMSA (2)	(100 Bps.)	Ps.	(46)

2024
FEMSA (2)	(100 Bps.)	Ps.	(148)

2023
FEMSA (2)	(100 Bps.)	Ps.	(9)

(1)The sensitivity analysis effects include all subsidiaries of the Company.
(2)Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2025		2024		2023
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(243)	Ps.	(258)	Ps.	(250)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The following table reflects all contractually fixed pay-offs for settlement, repayments and interest resulting from recognized financial liabilities. It includes expected net cash outflows from derivative financial liabilities that are in place as of December 31, 2025. Such expected net cash outflows are determined based on each particular settlement date of an instrument. The amounts disclosed are undiscounted net cash outflows for the respective upcoming fiscal years, based on the earliest date on which the Company could be required to pay. Cash outflows for financial liabilities (including interest and excluding lease liabilities) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing on December 31, 2025.

	2026		2027		2028		2029		2030		2031 and thereafter		Total
Non-derivative financial liabilities:
Notes and bonds	Ps.	13,473	Ps.	9,324	Ps.	16,141	Ps.	5,494	Ps.	18,576	Ps.	74,511	Ps.	137,519
Loans from Banks		7,201		2,428		319		162		37		—		10,147
Derivative financial liabilities		(988)		(1,073)		238		358		955		(1,264)		(1,774)

Summary of Disclosure of Financial Liabilities That Are Part of Supplier Finance Arrangements
All trade payables subject to the supplier finance arrangement, included in the table below, are recorded as suppliers in the consolidated statement of financial position.

	2025		2024
Carrying amount of trade payables that are part of a supplier finance arrangement	Ps.	17,185	Ps.	10,590
Of which suppliers have received payment		8,668		22,001

2023
Ps.	2,416
823

Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates
As of December 31, 2025, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	3,600	2,714	—
Average exchange rate MXN/USD	19.28	19.06	—
Net exposure	1,446	617	—
Average exchange rate BRL/USD	6.00	6.07	—
Net exposure	548	322	—
Average exchange rate COP/USD	4,214.17	4,107.59	—
Net exposure	211	16	—
Average exchange rate ARS/USD	1,543.36	1,735.00	—
Net exposure	296	119	—
Average exchange rate URY/USD	43.95	41.14	—
Net exposure	169	119	—
Average exchange rate CRC/USD	529.18	520.47	—
Foreign exchange currency swap contracts
Net exposure	—	—	36,961
Average exchange rate MXN/USD	—	—	19.25
Net exposure	3,144	1,348	12,543
Average exchange rate BRL/USD	5.39	5.30	5.06
Net exposure	1,632	904	3,078
Average exchange rate COP/USD	3,750.49	3,971.39	3,970.99
Net exposure	—	—	5,495
Average exchange rate CLP/USD	—	—	862.04
Net exposure	—	—	583
Average exchange rate EUR/USD	—	—	1.09
Net exposure	—	189	—
Average exchange rate PEN/USD	—	3.71	—
Foreign exchange currency options contracts
Notional amount (in millions of pesos)	879	498
Average exchange rate MXN/USD	20.17	18.61
Interest rate risk
Interest rate swaps
Net exposure	—	—	8,983
Interest rate average BRL	—	—	0.16%
Net exposure	—	—	2
Interest rate average CLP	—	—	6.10%
Commodities risk
Aluminum	1,489	130	—
Average price (USD/Ton)	2,672.02	2,692.41	—
Sugar	1,332	752	787
Average price (USD cent/Lb)	17.64	17.49	17.94

As of December 31, 2024, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	1,455	Ps.	126	Ps.	—
Average exchange rate MXN/USD		18.74		20.71		—
Net exposure		951		45		—
Average exchange rate BRL/USD		5.50		6.07		—
Net exposure		275		22		—
Average exchange rate COP/USD		4,134		4,164		—
Net exposure		517		60		—
Average exchange rate ARS/USD		1,198		1,286		—
Net exposure		169		113		—
Average exchange rate URY/USD		41.59		44.13		—
Net exposure		240		152		—
Average exchange rate CRC/USD		531.13		540.05		—
Foreign exchange currency swap contracts
Net exposure		—		—		35,064
Average exchange rate MXN/USD		—		—		20.51
Net exposure		—		—		17,903
Average exchange rate BRL/USD		—		—		5.09
Net exposure		561		593		2,761
Average exchange rate COP/USD		3,817.00		3,420.15		4,271.98
Net exposure		—		—		325
Average exchange rate CLP/USD		—		—		816.00
Net exposure		—		—		583
Average exchange rate EUR/USD		—		—		1.09
Net exposure		—		—		67
Average exchange rate PEN/USD		—		—		3.74
Foreign exchange currency options contracts
Notional amount (in millions of pesos)		568		1,127		—
Average exchange rate MXN/USD		19.55		20.61		—
Notional amount (in millions of pesos)		472		928		—
Average exchange rate BRL/USD)		5.77		6.04		—
Notional amount (in millions of pesos)		307		299		—
Average exchange rate COP/USD)		4,313.00		4,361.66		—
Interest rate risk
Interest rate swaps
Net exposure		—		—		10,134
Interest rate average BRL		—		—		0.16%
Net exposure		—		2		—
Interest rate average CLP		—		6.10%		—
Commodities risk
Aluminum		440		389		—
Average price (USD/Ton)		2,480.15		2,542.39		—
Diesel (in millions of pesos)		11		11		—

	Maturity
	1‑6 months	6‑12 months	More than 12
Average price (USD/Gallons)	2.14	2.14	—
PX+MEG	72	—	—
Average price (USD /Ton)	950.00	—	—
Sugar	3,476	1,500	787
Average price (USD cent/Lb)	19.38	19.14	17.94

Summary of Reconciliation Per Category of Equity Components and Analysis of OCI Components, Net of Tax Generated by Cash Flow Hedges
As of December 31, 2025, a reconciliation per category of equity components and an analysis of OCI components, net of tax; generated by the cash flow hedges were as follows:

	Hedging
	reserve
Balances at beginning of the period	Ps.	3,121
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		(689)
Foreign exchange currency risk – Other stock		(9,164)
Interest rate risk		(30)
Commodity price contracts – Purchase of stock		—
The amounts reclassified to profit and loss:
Foreign exchange currency risk – Other stock		5,631
Interest rate risk		—
The amounts included in non-financial costs:
Foreign exchange currency risk – Purchase of stock		—
Commodity price contracts – Purchase of stock		13
Taxes due to changes in reserves during the period		1,062
Balances at the end of the period	Ps.	(56)

Summary of Component of Equity and Analysis of Other Comprehensive Income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts		Foreign currency option		Cross-currency swaps		Interest rate swaps		Treasury Lock contracts		Commodity price contracts		Equity holders of the parent		Non-controlling interest		Total
As at January 1, 2024	Ps.	(273)	Ps.	—	Ps.	1,225	Ps.	357	Ps.	—	Ps.	(48)	Ps.	1,260	Ps.	(304)	Ps.	956
Financial instruments – purchases		41		77		(261)		—		—		88		(54)		332		278
Change in fair value of financial instruments recognized in OCI		345		36		6,898		(64)		—		(133)		7,082		3,949		11,031
Amount reclassified from OCI to profit or loss		(45)		(18)		(4,039)		—		—		(1)		(4,103)		(125)		(4,228)
Foreign currency revaluation of the net foreign operations		—		—		(2,194)		—		—		—		(2,194)		(2,842)		(5,036)
Effects of changes in foreign exchange rates		12		—		(14)		—		—		(1)		(3)		(10)		(13)
Tax effect		(105)		(31)		733		(64)		—		15		548		(415)		133
As at December 31, 2024	Ps.	(25)	Ps.	64	Ps.	2,348	Ps.	229	Ps.	—	Ps.	(80)	Ps.	2,536	Ps.	585	Ps.	3,121
Financial instruments – purchases		(176)		(34)		(219)		—		7		13		(409)		(267)		(676)
Change in fair value of financial instruments recognized in OCI		(403)		(264)		(5,064)		(30)		—		(113)		(5,874)		(3,320)		(9,194)
Amount reclassified from OCI to profit or loss		150		144		1,339		—		(7)		102		1,728		467		2,195
Foreign currency revaluation of the net foreign operations		—		—		1,535		—		—		—		1,535		1,956		3,491
Effects of changes in foreign exchange rates		22		10		(37)		—		—		(19)		(24)		(31)		(55)
Tax effect		127		45		525		(8)		—		6		695		367		1,062
As at December 31, 2025	Ps.	(305)	Ps.	(35)	Ps.	427	Ps.	191	Ps.	—	Ps.	(91)	Ps.	187	Ps.	(243)	Ps.	(56)